COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments Required under Operating Leases that have Initial or Remaining Noncancellable Lease Terms in Excess of One Year

Future minimum payments required under operating leases that have initial or remaining noncancellable lease terms in excess of one year at December 31, 2014 are as follows (in thousands):

Fiscal Year Ending December 31,	Amount
2015	$25,051
2016	$18,531
2017	$15,155
2018	$11,457
2019	$12,288
Thereafter	$127,373